Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	$ 56	$ 48
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	5	7
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	35	25
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	12	13
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	$ 4	$ 3